Pension and Other Post Employment Benefits - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Description of direct investments held under defined benefit plans	As at 31 December 2018 the various defined benefit plans did not hold any direct investments in ING Groep N.V. (2017: nil).
Remeasurement of plan assets	€ (143,000,000)	€ 52,000,000
Actuarial gains and losses	153,000,000	(71,000,000)
Accumulated amount of remeasurements recognized directly in Other comprehensive income (equity), before tax	(453,000,000)	(476,000,000)
Accumulated amount of remeasurements recognised directly in Other comprehensive income (equity), net of tax	€ (394,000,000)	€ (400,000,000)	€ (371,000,000)
Net defined benefit asset/liability, discount rates	2.30%	2.00%
Other post-employment benefits, discount rates	3.90%	3.20%
Expected contributions to pension plans	€ 36,000,000
Net defined benefit assets liabilities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plans	35,000,000	€ 27,000,000	€ 24,000,000
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Financial impact of increase	(415,000,000)
Actuarial assumption of mortality rates [member]
Disclosure of defined benefit plans [line items]
Financial impact of decrease	534,000,000
Return on plan assets [member]
Disclosure of defined benefit plans [line items]
Expected return on the plan assets	0
2019-2023 [Member] | Net defined benefit assets liabilities [member]
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	94,000,000
2019-2023 [Member] | Other post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	125,000,000
2024-2028 [member]
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	€ 661,000,000